Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 4	$ 38
Trade accounts receivable, net	770	636
Prepayments and other assets	480	907
Claims	49	49
Assets held for sale	0	71,720
Total current assets of discontinued operations	1,303	73,350
Trade accounts payable	9,741	3,026
Accrued liabilities	7,013	12,443
Deferred revenue	0	903
Total current liabilities of discontinued operations	$ 16,754	$ 16,372